Employee benefits liabilities - Disclosure of fair value of plan assets (Details) - Pension benefits - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	€ 846	€ 884
Equity instruments	2,678	2,390
Fixed income securities	10,472	12,630
Investment funds	5,878	6,647
Insurance contracts and other	177	(49)
Total fair value of plan assets	20,051	22,502
U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	529	656
Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	108	540
Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	2,041	1,194
Investment funds	73	82
Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	3,307	3,197
Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	3,698	4,572
Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	3,467	4,861
Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	2,608	2,943
Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,280	1,316
Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	1,917	2,306
Which have a quoted market price in an active market
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	836	881
Equity instruments	1,762	1,929
Fixed income securities	1,859	1,736
Investment funds	0	0
Insurance contracts and other	13	(17)
Total fair value of plan assets	4,470	4,529
Which have a quoted market price in an active market | U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	529	655
Which have a quoted market price in an active market | Non-U.S. equity securities
Disclosure of fair value of plan assets [line items]
Equity instruments	107	540
Which have a quoted market price in an active market | Equity commingled funds
Disclosure of fair value of plan assets [line items]
Equity instruments	1,126	734
Investment funds	0	0
Which have a quoted market price in an active market | Government securities
Disclosure of fair value of plan assets [line items]
Fixed income securities	1,808	1,700
Which have a quoted market price in an active market | Corporate bonds (including convertible and high yield bonds)
Disclosure of fair value of plan assets [line items]
Fixed income securities	51	35
Which have a quoted market price in an active market | Other fixed income
Disclosure of fair value of plan assets [line items]
Fixed income securities	0	1
Which have a quoted market price in an active market | Private equity funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Real estate funds
Disclosure of fair value of plan assets [line items]
Investment funds	0	0
Which have a quoted market price in an active market | Hedge funds
Disclosure of fair value of plan assets [line items]
Investment funds	€ 0	€ 0